Fair Value of Financial Instruments and Derivative Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Net payment received in commodity derivative instruments	$ 16.2	$ 6.2	$ 0.1
Unrealized gain (loss) associated with commodity derivative instruments	5.5	12.7	6.0
Commodity Derivative Contracts	$ 9.8	$ 15.3